Subsequent events	12 Months Ended
Dec. 31, 2022
Subsequent events
Subsequent events

22.Subsequent events

On March 16, 2023, the Company has entered into share purchase agreements (“SPA”) with certain investors. Under the SPA, the Company agrees to sell and issue an aggregate of 254,450,000 Class A ordinary shares of the Company for a total purchase price of US$4,000,000. The per share purchase price is approximately US$0.0157, which is calculated as 92% of the average closing sale price of the Company’s American depositary shares (“ADSs”) during the five trading days immediately prior to March 16, 2023. Each ADS currently represents 35 of the Company’s Class A ordinary shares.

On April 28, 2023, a VIE’s subsidiary of the Group, Shanghai Anquying Technology Co., Ltd. (“Shanghai Anquying”) has entered into an equity transfer agreement with AF Management Services Pte. Ltd. (“AFMS”) to transfer the five percent of the equity interests held by the Shanghai Anquying in Fullerton Credit (Chongqing) Ltd. to AFMS for a total consideration of RMB35,000.

In the first quarter of 2023, the Group has repaid RMB19,000 of convertible loan and proceeds another RMB5,000 from the purchaser of convertible loan. The remaining balance of convertible loan to Ningxia Fengyin Enterprise Management Consulting LLP is RMB99,000 as of the issuance date of the consolidated financial statements. The Group also has repaid RMB232,202 of long-term loan to Bit To Inc and the remaining balance of long-term loan is RMB4,553 as of the issuance date of the consolidated financial statements.

The Company has evaluated subsequent events through the issuance of the consolidated financial statements and did not identify any other subsequent events.